Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Other Current Liabilities [Line Items]
Underutilization liability	$ (29,233)	$ 0
Day 1 gain deferred revenue - current portion	(12,783)	(12,783)
Deferred revenue	$ (4,220)	$ (6,080)
Operating lease, liability, current, statement of financial position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Current portion of operating lease liability	$ (1,148)	$ (1,328)
Demurrage cost (note 5)	(268)	(1,608)
Contract liability (note 5)	(2,325)	(4,177)
Other payables	(14,467)	(1,469)
Other current liabilities	(64,444)	(27,445)
Current contract liabilities	35,779	8,398
Oil
Other Current Liabilities [Line Items]
Current contract liabilities	10,000	10,000
Gas
Other Current Liabilities [Line Items]
Current contract liabilities	$ 2,800	$ 2,800